                                                          September 25, 2008

                                                U.S. Securities and Exchange Commission
                                                           100 F Street, N.E.
                                                         Washington, DC 20549

                                Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account
                                                         (File No. 811-07975)

SP Advisor Variable Annuity
(File No.: 333-62242)
 SP Annuity One/Plus Variable Annuity
(File No.: 333-49230)
SP FlexElite Variable Annuity
(File No.: 333-99275)
SP Select Variable Annuity
(File No.: 333-62238)

Dear Commissioners:

On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account
(the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the account has transmitted the following semi annual reports for the period ending June 30, 2008 to the contract owners.

In addition to the information transmitted herewith, we incorporate by reference the semi annual reports with respect to the following underlying mutual funds:

 Filer/Entity:             Advanced Series Trust
 Registration No.:         811-05186
 CIK No.:         0000814679
 Accession No.:            0001193125-08-191128
 Date of Filing:           09/05/2008

 Filer/Entity:             Evergreen Variable Annuity Trust Fund
 Registration No.:         811- 08716
 CIK No.:         0000928754
 Accession No.:            0001133228-08-000570
 Date of Filing:           09/05/2008

Filer/Entity:              Nationwide Variable Insurance Trust
Registration No.           811-03213
CIK No.:          0000353905
Accession No.:             0000893220-08-002534
Date of Filing:            09/08/2008

Filer/Entity:              Janus Aspen Series
Registration No.:          811-07736
CIK No.:          0000906185
Accession No.:             0000950134-08-015843
Date of Filing:            08/27/2008

Filer/Entity:              The Prudential Series Fund
Registration No.:          811-03623
CIK No.:          0000711175
Accession No.:             0001193125-08-191170
Date of Filing:            09/05/2008

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

 C. Christopher Sprague
 /s/ C. Christopher Sprague
 Vice President, Corporate Counsel

                                                          September 25, 2008

                                                  Securities and Exchange Commission
                                                           100 F Street, N.E.
                                                         Washington, DC 20549

                                Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account
                                                         (File No. 811-07975)

Discovery Choice Variable Annuity
(File No. 333-86083)

Discovery Select Variable Annuity
(File No. 333-18117)

Dear Commissioners:

On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account
(the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the account has transmitted the following semi annual reports for the period ending June 30, 2008 to the contract owners.

In addition to the information transmitted herewith, we incorporate by reference the semi annual reports with respect to the following underlying mutual funds:

 Filer/Entity:             INVESCO AIM Advisors, Inc.
 Registration No.:         811-07452
 CIK No.:         0000896435
 Accession No.:            0000950129-08-004706
 Date of Filing:           08/25/2008

 Filer/Entity:             AllianceBernstein Variable Products Series Fund Inc.
 Registration No.:         811-05398
 CIK No.:         0000825316
 Accession No.:            0001193125-08-183213
 Date of Filing:           08/25/2008

Filer/Entity:              American Century Variable Portfolios, Inc.
 Registration No.:         811-05188
 CIK No.:         0000814680
 Accession No.:            0000814680-08-000042
 Date of Filing:           08/22/2008

 Filer/Entity:             Credit Suisse Trust
 Registration No.:         811-07261
 CIK No.:         0000941568
 Accession No.:            0001104659-08-056905
 Date of Filing:           09/04/08

 Filer/Entity:             Davis Variable Account Fund, Inc.
 Registration No.:         811-09293
 CIK No.:         0001084060
 Accession No.:            0001084060-08-000012
 Date of Filing:           08/20/08

 Filer/Entity:             Dreyfus Variable Investment Fund
 Registration No.:         811-05125
 CIK No.:         0000813383
 Accession No.:            0000813383-08-000010
 Date of Filing:           08/19/2008

 Filer/Entity:             Franklin Templeton Variable Insurance Products Trust
 Registration No.:         811-05583
 CIK No.:         0000837274
 Accession No.:            0001193125-08-185461
 Date of Filing:           08/27/2008

 Filer/Entity:             Janus Aspen Series - Institutional Shares
 Registration No.:         811-07736
 CIK No.:         0000906185
 Accession No.:            0000950134-08-015843
 Date of Filing:           08/27/2008

 Filer/Entity:             MFS Variable Insurance Trust
 Registration No.:         811-08326
 CIK No.:         0000918571
 Accession No.:            0001193125-08-191824
 Date of Filing:           09/08/2008

 Filer/Entity:             Premier VIT
 Registration No.:         811-08512
 CIK No.:         0000923185
 Accession No.:            0001104659-08-057003
 Date of Filing:           09/04/2008

 Filer/Entity:             T. Rowe Price Equity Series Inc. - Equity Income Portfolio
 Registration No.:         811-07143
 CIK No.:         0000918294
 Accession No.:            0000918294-08-000032
 Date of Filing:           08/26/2008

 Filer/Entity:             T. Rowe Price International Series, Inc. - International Stock Portfolio
 Registration No.:         811-07145
 CIK No.:         0000918292
 Accession No.:            0000918292-08-000010
 Date of Filing:           08/27/2008

 Filer/Entity:             The Prudential Series Fund
 Registration No.:         811-03623
 CIK No.:         0000711175
 Accession No.:            0001193125-08-191170
 Date of Filing:           09/05/2008

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

C. Christopher Sprague
/s/ C. Christopher Sprague
 Vice President and Corporate Counsel

                                                          September 25, 2008

                                                U.S. Securities and Exchange Commission

                                                           100 F Street, N.E.
                                                         Washington, DC 20549

                                Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account
                                                         (File No. 811-07975)

Premier Variable Annuity
(File No.: 333-131035)
(File No. 333-144639)

Dear Commissioners:

On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account
(the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the account has transmitted the following semi annual reports for the period ending June 30, 2008 to the contract owners.

In addition to the information transmitted herewith, we incorporate by reference the semi annual reports with respect to the following underlying mutual funds:

Filer/Entity:              Advanced Series Trust
Registration No.:          811-05186
CIK No.:          0000814679
Accession No.:             0001209286-08-000095
Date of Filing:            03/07/2008

Filer/Entity:              ProFund Advisors, LLC
Registration No.:          811-08239
CIK No.:          0001039803
Accession No.:             0001209286-08-000279
Date of Filing:            09/05/08

Filer/Entity:              Franklin Templeton Variable Insurance Products Trust
Registration No:           811-05583
CIK No.:          0000837274
Accession No.:             0001193125-08-185461
Date of Filing:            08/27/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

C. Christopher Sprague
/s/ C. Christopher Sprague
Vice President and Corporate Counsel